SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions		1 Months Ended
	Jul. 23, 2021 USD ($) borrower $ / shares shares	Jul. 31, 2021 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Subsequent Event [Line Items]
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Exchange ratio based on equity value | shares	2.644
Equity Value	$ 12,300.0
Amount added to cash and cash equivalents and indebtedness for borrowed money to identify equity value	$ 11,800.0
Number of business days prior to closing to identify equity value | borrower	2
Stock Issued During Period, Shares, New Issues | shares	1,193,226,511
Lease Expiration Date		Jun. 30, 2021
Base rent			$ 0.6
Minimum
Subsequent Event [Line Items]
Base rent		$ 0.1
Maximum
Subsequent Event [Line Items]
Base rent		$ 0.5
Class A Common Stock
Subsequent Event [Line Items]
Common stock, par value | $ / shares	$ 0.0001